INDEPENDENCE ONE EQUITY PLUS FUND
INDEPENDENCE ONE SMALL CAP FUND
INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

(A Portfolio of Independence One(R)Mutual Funds)

     SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 1999

     Effective May 1, 2000, INDEPENDENCE ONE EQUITY PLUS FUND designated its existing Class Y Shares as Trust Shares. Accordingly, all references to the Fund's Class Y Shares should be replaced with Trust Shares.

     Trust Shares are offered primarily as follows: (a) through the Trust Division of Michigan National Bank; (b) to Trustees, employees and retired employees of the Fund, Michigan National Corporation or its subsidiaries, or Federated Securities Corp. or its affiliates, and their spouses and children under the age of 21, and (c) to persons or entities who held Class Y Shares of the Fund on April 30, 2000.

                                                                     May 1, 2000




















Federated Securities Corp., Distributor

CUSIP 453777872
CUSIP 453777831
CUSIP 453777849
25379 (5/00)




INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
INDEPENDENCE ONE FIXED INCOME FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(A PORTFOLIO OF INDEPENDENCE ONE(R)MUTUAL FUNDS)

     SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 1999

     Effective May 1, 2000, INDEPENDENCE ONE FIXED INCOME FUND designated its existing Class Y Shares as Trust Shares. Accordingly, all references to the Fund's Class Y Shares should be replaced with Trust Shares.

     Trust Shares are offered primarily as follows: (a) through the Trust Division of Michigan National Bank; (b) to Trustees, employees and retired employees of the Fund, Michigan National Corporation or its subsidiaries, or Federated Securities Corp. or its affiliates, and their spouses and children under the age of 21, and (c) to persons or entities who held Class Y Shares of the Fund on April 30, 2000.

                                                                     May 1, 2000



















Federated Securities Corp., Distributor

CUSIP 453777864
CUSIP 453777856
CUSIP 453777807
25378 (5/00)